Document and Entity Information	Oct. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001535379
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Registrant Name	CLOUDERA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38069
Entity Tax Identification Number	26-2922329
Entity Address, Address Line One	5470 Great America Parkway
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	650
Local Phone Number	362-0488
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00005 per share
Trading Symbol	CLDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false